Document And Entity Information	Nov. 25, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2024
Entity Registrant Name	ENANTA PHARMACEUTICALS, INC.
Entity Central Index Key	0001177648
Entity Emerging Growth Company	false
Entity File Number	001-35839
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3205099
Entity Address, Address Line One	4 Kingsbury Avenue
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	607-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ENTA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	500 Arsenal Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472